UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: February 29, 2020

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

Destra Multi-Alternative Fund
Schedule of Investments
As of November 30, 2019 (unaudited)

Shares	Security	Value
	COMMON STOCKS – 14.7%
	LISTED BUSINESS DEVELOPMENT COMPANIES – 12.6%
40,000	Ares Capital Corp.	$749,200
24,505	Golub Capital BDC, Inc.	449,912
81,142	Hercules Capital, Inc.(1)	1,162,765
803,482	Owl Rock Capital Corp.	14,551,059
10,000	TPG Specialty Lending, Inc.	215,900
50,000	WhiteHorse Finance, Inc.	717,000
		17,845,836
	PIPELINES – 1.8%
34,363	CrossAmerica Partners LP	628,155
33,500	Delek Logistics Partners LP	1,076,020
84,600	Golar LNG Partners LP	804,546
		2,508,721
	PRIVATE EQUITY – 0.3%
7,000	Icahn Enterprises LP	441,000
	TOTAL COMMON STOCKS
	(Cost $18,472,194)	20,795,557

	RIGHTS – 0.1%
	PHARMACEUTICALS – 0.1%
70,000	Bristol-Myers Squibb Co. CVR(2)	150,500
	TOTAL RIGHTS
	(Cost $151,117)	150,500

	REAL ESTATE INVESTMENT TRUSTS – 47.6%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 2.8%
40,800	American Campus Communities, Inc.(1)	1,960,032
45,000	Granite Point Mortgage Trust, Inc.	817,650
23,000	QTS Realty Trust, Inc.	1,220,610
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	3,998,292

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 15.6%
290,378	Healthcare Trust, Inc.	5,407,510
456,540	Hospitality Investor Trust, Inc. (2)	4,298,493
764,346	N1 Liquidating Trust	351,599
1,081,081	NorthStar Healthcare Income, Inc.	8,270,481
383,031	Steadfast Income REIT, Inc.	3,640,952
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	21,969,035

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 29.2%
6,397	Clarion Lion Industrial Trust	13,312,940
275,000	GreenAcreage Real Estate Corp.	5,500,000
131	Preservation REIT 1, Inc.	5,144,891
715,000	Treehouse Real Estate Investment Trust, Inc.	17,160,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	41,117,831
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $60,812,864)	67,085,158

See accompanying notes to Schedule of Investments.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2019 (unaudited)

Shares	Security	Value
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 0.8%
140,316	Cion Investment Corp.	$1,170,238
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES
	(Cost $1,353,492)	1,170,238

	PRIVATE INVESTMENT FUNDS – 31.1%
	AIM Infrastructure MLP Fund II, LP.	4,419,281
	Arboretum Core Asset Fund, L.P.	2,506,623
	Canyon CLO Fund II L.P.	2,512,264
	Clarion Lion Properties Fund	7,857,813
	Levine Leichtman Capital Partners VI, LP	3,374,441
	Mosaic Real Estate Credit, LLC	10,240,312
	Ovation Alternative Income Fund	7,344,902
	Stepstone Capital Partners IV, L.P.	5,648,137
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $44,541,763)	43,903,773

	CLOSED-END FUNDS – 9.0%
92,641	Apollo Tactical Income Fund, Inc.	1,357,191
109,949	BlackRock Debt Strategies Fund, Inc.(1)	1,199,544
114,153	BlackRock Multi-Sector Income Trust	1,958,866
58,623	Blackstone/GSO Long-Short Credit Income Fund	886,966
88,000	Brookfield Real Assets Income Fund, Inc.(1)	1,928,960
98,042	DoubleLine Income Solutions Fund	1,949,075
40,000	First Trust Energy Income and Growth Fund	818,800
37,800	First Trust Intermediate Duration Preferred & Income Fund(1)	913,248
30,274	John Hancock Premium Dividend Fund	514,355
78,964	Western Asset Emerging Markets Debt Fund, Inc.(1)	1,111,023
	TOTAL CLOSED-END FUNDS
	(Cost $13,177,206)	12,638,028

	HEDGE FUND – 17.7%
21,511	Collins Master Access Fund Ltd. (2)	24,924,840
	TOTAL HEDGE FUNDS
	(Cost $21,464,493)	24,924,840

	SHORT-TERM INVESTMENTS – 1.0%
	MONEY MARKET FUND – 1.0%
1,441,828	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 1.53%(1) (3)	1,441,827
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,441,827)	1,441,827
	TOTAL INVESTMENTS – 122.0%
	(Cost $161,414,956)	172,109,921
	Liabilities in Excess of Other Assets – (22.0)%	(31,069,359)
	TOTAL NET ASSETS – 100.0%	$141,040,562

See accompanying notes to Schedule of Investments.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2019 (unaudited)

Shares	Security	Value
	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.2)%
(21,000)	ProShares UltraPro QQQ	$(1,632,540)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
	(Proceeds $(1,381,699))	(1,632,540)

(1)	All or a portion of this security is segregated as collateral for securities sold short.

(2)	Non-income producing security.

(3)	The rate is the annualized seven-day yield as of November 30, 2019.

CVR – Contingent Value Right

BDC – Business Development Company

LP – Limited Partnership

REIT – Real Estate Investment Trusts

LLC – Limited Liability Company

See accompanying notes to Schedule of Investments.

Destra Multi-Alternative Fund
Summary of Investments
As of November 30, 2019 (unaudited)

Percent of Net Assets
Closed-End Funds	8.96%
Hedge Fund	17.67%
Private Investment Funds	31.13%
Real Estate Investment Trusts
Private Real Estate Investment Trusts	29.15%
Non-Listed Real Estate Investment Trusts	15.58%
Listed Real Estate Investment Trusts	2.84%
Non-Listed Business Development Companies	0.83%
Rights	0.11%
Listed Business Development Companies	12.65%
Pipelines	1.78%
Private Equity	0.31%
Short-Term Investments	1.02%
Liabilities in Excess of Other Assets	(22.03)%
Net Assets	100.00%
Exchange-Traded Funds Sold Short	(1.16)%

See accompanying notes to Schedule of Investments.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments, including private real estate investment trusts and non-traded partnership funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-listed business development companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded business development companies are categorized as Level 2 in the fair value hierarchy. Hedge funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the hedge fund issues an updated market valuation.

Valuation of Fund of Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their NAV per share and closed-end funds that trade on an exchange are valued as described under security valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*
Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$20,795,557	$-	$-	$20,795,557
Rights	-	150,500	-	-	150,500
Real Estate Investment Trusts	41,117,831	3,998,292	21,969,035	-	67,085,158
Non-Listed Business Development Companies	1,170,238	-	-	-	1,170,238
Private Investment Funds	41,391,509	-	2,512,264	-	43,903,773
Closed-End Funds	-	12,638,028	-	-	12,638,028
Hedge Fund	24,924,840	-	-	-	24,924,840
Short-Term Investment	-	1,441,827	-	-	1,441,827
Total Investments	$108,604,418	$39,024,204	$24,481,299	$-	$172,109,921

Liabilities*
Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$-	$(1,632,540)	$-	$-	$(1,632,540)
Total Investments	$-	$(1,632,540)	$-	$-	$(1,632,540)

[1]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
*	Refer to the Schedule of Investments for industry classifications.

The following is the fair value measurement of investments that are measured at NAV per Share (or its equivalent) as a practical expedient:

Security Description	Industry	Acquisition Date	Cost	Value	% of Net Assets	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIM Infrastructure MLP Fund II, LP.	Private Investment Fund	3/12/2014	$6,333,750	$4,419,281	3.1%	$1,166,250	Quarterly	30-60 Days
Arboretum Core Asset Fund, L.P.	Private Investment Fund	8/2/2018	2,500,000	2,506,623	1.8%	7,500,000	Annually	30 Days
Cion Investment Corp.	Non-Listed BDC	4/21/2014	1,353,492	1,170,238	0.8%	-	Quarterly	30 Days
Clarion Lion Industrial Trust	REIT	6/29/2015	8,476,778	13,312,940	9.4%	-	Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Fund	4/1/2014	5,541,656	7,857,813	5.6%	-	Quarterly	90 Days
Collins Master Access Fund Ltd.	Hedge Fund	6/2/2015	21,464,493	24,924,840	17.7%	-	Subject to advisor approval	30-60 Days
GreenAcreage Real Estate Corp.	REIT	8/7/2019	5,500,000	5,500,000	3.9%	-	Subject to advisor approval	n/a
Levine Leichtman Capital Partners VI, LP	Private Investment Fund	11/22/2017	4,795,158	3,374,441	2.4%	6,472,384	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Private Investment Fund	7/6/2017	9,999,997	10,240,312	7.3%	-	Subject to advisor approval	Annual with 90 Days
Ovation Alternative Income Fund	Private Investment Fund	7/25/2014	7,500,000	7,344,902	5.2%	-	Quarterly	180 Days
Preservation REIT 1, Inc.	REIT	10/22/2019	5,144,891	5,144,891	3.6%	1,930,000	Subject to advisor approval	n/a
Stepstone Capital Partners IV, L.P.	Private Investment Fund	7/30/2018	5,371,201	5,648,137	4.0%	4,628,799	Subject to advisor approval	n/a
Treehouse Real Estate Investment Trust, Inc.	REIT	12/31/2018	14,980,000	17,160,000	12.2%	-	Subject to advisor approval	n/a
Total			$98,961,416	$108,604,418		$21,697,433

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert A. Watson
Robert A. Watson
(Principal Executive Officer)

Date	1/24/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert A. Watson
Robert A. Watson
(Principal Executive Officer)

Date	1/24/20

By (Signature and Title)

/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	1/24/20